Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Communication Services Portfolio
May 31, 2023
BAM-NPRT1-0723
1.802182.119
Common Stocks - 98.7%
	Shares	Value ($)
Broadline Retail - 2.8%
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	211,100	25,454,438
Diversified Telecommunication Services - 3.0%
Alternative Carriers - 3.0%
EchoStar Holding Corp. Class A (a)(b)	129,700	2,045,369
Iridium Communications, Inc.	28,600	1,717,144
Liberty Global PLC Class C (a)	768,100	13,073,062
Liberty Latin America Ltd. Class C (a)	1,471,486	10,741,848
		27,577,423
Integrated Telecommunication Services - 0.0%
AT&T, Inc.	4,000	62,920
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		27,640,343
Entertainment - 26.0%
Interactive Home Entertainment - 7.5%
Activision Blizzard, Inc.	451,200	36,186,240
Roblox Corp. (a)(b)	61,100	2,557,646
Sea Ltd. ADR (a)	112,200	6,441,402
Skillz, Inc. (a)	26,600	12,449
Take-Two Interactive Software, Inc. (a)	169,900	23,400,327
		68,598,064
Movies & Entertainment - 18.5%
Cinemark Holdings, Inc. (a)(b)	669,200	10,713,892
Endeavor Group Holdings, Inc. (a)(b)	182,900	4,118,908
Liberty Media Corp. Liberty Formula One Class A (a)	253,762	16,025,070
Lions Gate Entertainment Corp.:
Class A (a)	34,500	355,350
Class B (a)	618,134	5,989,718
Marcus Corp. (b)	309,500	4,729,160
Netflix, Inc. (a)	181,900	71,892,337
The Walt Disney Co. (a)	404,171	35,550,881
Warner Music Group Corp. Class A	276,800	6,767,760
World Wrestling Entertainment, Inc. Class A (b)	140,600	14,245,592
		170,388,668
TOTAL ENTERTAINMENT		238,986,732
Ground Transportation - 2.5%
Passenger Ground Transportation - 2.5%
Uber Technologies, Inc. (a)	622,100	23,596,253
Interactive Media & Services - 46.5%
Interactive Media & Services - 46.5%
Alphabet, Inc. Class A (a)	1,528,600	187,819,082
Angi, Inc. (a)(b)	2,218,500	6,788,610
Match Group, Inc. (a)	264,070	9,110,415
Meta Platforms, Inc. Class A (a)	748,300	198,089,976
Pinterest, Inc. Class A (a)	227,100	5,436,774
Shutterstock, Inc. (b)	19,600	975,492
Snap, Inc. Class A (a)	1,475,900	15,054,180
Vimeo, Inc. (a)	51,464	188,873
Zoominfo Technologies, Inc. (a)	180,300	4,458,819
		427,922,221
IT Services - 0.5%
Internet Services & Infrastructure - 0.5%
Shopify, Inc. Class A (a)	72,600	4,151,994
X Holdings Corp. Class A (c)	17,240	602,366
		4,754,360
Media - 13.4%
Advertising - 0.3%
S4 Capital PLC (a)	1,876,500	2,805,795
TechTarget, Inc. (a)	12,100	420,354
		3,226,149
Broadcasting - 0.2%
Fox Corp. Class A (b)	58,600	1,828,320
Cable & Satellite - 12.9%
Altice U.S.A., Inc. Class A (a)	1,479,400	3,787,264
Charter Communications, Inc. Class A (a)	100,700	32,843,305
Comcast Corp. Class A	1,069,400	42,080,890
DISH Network Corp. Class A (a)(b)	44,539	286,386
Liberty Broadband Corp. Class A (a)	433,923	32,053,892
Liberty Media Corp. Liberty SiriusXM Series A (a)	259,900	7,272,002
		118,323,739
TOTAL MEDIA		123,378,208
Software - 0.1%
Application Software - 0.1%
Viant Technology, Inc. (a)	257,200	1,183,120
Wireless Telecommunication Services - 3.9%
Wireless Telecommunication Services - 3.9%
T-Mobile U.S., Inc. (a)(b)	262,650	36,048,713
TOTAL COMMON STOCKS (Cost $711,899,297)		908,964,388

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
Interactive Media & Services - 0.2%
Interactive Media & Services - 0.2%
Reddit, Inc. Series F (a)(c)(d) (Cost $3,584,075)	58,000	1,955,180

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e)	10,523,450	10,525,555
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	26,879,782	26,882,470
TOTAL MONEY MARKET FUNDS (Cost $37,408,025)		37,408,025

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $752,891,397)	948,327,593
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(27,907,417)
NET ASSETS - 100.0%	920,420,176

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,955,180 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series F	8/11/21	3,584,075

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	10,672,051	56,891,129	57,037,625	125,065	-	-	10,525,555	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	29,126,676	79,630,597	81,874,803	8,504	-	-	26,882,470	0.1%
Total	39,798,727	136,521,726	138,912,428	133,569	-	-	37,408,025

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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